Pay vs Performance Disclosure - USD ($)	5 Months Ended	7 Months Ended	12 Months Ended
	Dec. 31, 2023	Jul. 17, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for Mr. Rasmus (1)	Summary Compensation Table Total for Mr. Marken (1)	Compensation Actually Paid to Mr. Rasmus (2)	Compensation Actually Paid to Mr. Marken (2)	Average Summary Compensation Table Total for Non-PEO NEOs (1)	Average Compensation Actually Paid to Non-PEO NEOs (2)	Total Shareholder Return (3)	Net Income (Loss) (in thousands) (4)
2023	$1,011,039	$2,091,425	$2,494,877	$1,430,455	$888,244	$1,065,965	$54.18	$(12,249)
2022	$—	$1,675,074	$—	$951,708	$855,118	$513,560	$44.18	$(8,917)
2021	$—	$1,001,273	$—	$1,155,131	$499,112	$553,351	$120.36	$60,401

Named Executive Officers, Footnote			Compensation for the Company's Principal Executive Officer (the "PEO"), Greg Marken from January 1, 2023 through July 17, 2023, Robert Rasmus for the remainder of 2023, and Greg Marken for 2022 and 2021 reflects the amount reported in the "Summary Compensation Table" for the respective years. Average compensation for non-PEO NEOs is based on the compensation for Morgan Fields, Jeremy Williamson, and Joe Wong for 2023, and Morgan Fields and Joe Wong for 2022 and 2021 (collectively, the "non-PEO NEOs") reported in the "Summary Compensation Table" for the respective years.
Adjustment To PEO Compensation, Footnote	SEC rules require that certain adjustments be made to the total compensation set forth in the "Summary Compensation Table" in order to determine "compensation actually paid" for purposes of this Pay Versus Performance Disclosure. "Compensation actually paid" does not represent cash and/or equity value transferred to the applicable NEO, but rather is a value calculated under applicable SEC rules. The below table reflects the required adjustments to reconcile total compensation as set forth in the Summary Compensation Table to "compensation actually paid" for purposes of the Pay Versus Performance Disclosure.

	Mr. Rasmus 2023	Mr. Marken 2023	Non-PEO NEOs 2023
Summary Compensation Table Total	$1,011,039	$2,091,425	$888,244
Less stock award value reported in Summary Compensation Table for the covered year	(860,500)	(404,376)	(342,483)
Plus the year-end fair value of outstanding unvested awards granted in covered year	2,344,338	90,641	490,440
Plus (less) change in year-end fair value of outstanding and unvested awards granted in prior years	—	8,727	39,905
Fair value as of the vesting date of vested awards granted in the covered year	—	51,493	—
Plus (less) change in fair value of awards granted in prior years that vested in the covered year	—	(24,515)	(4,457)
Less the prior year-end fair value of awards forfeited during the covered year	—	(382,940)	(5,684)
Compensation Actually Paid	$2,494,877	$1,430,455	$1,065,965
Fair values of equity awards set forth in the table above are computed in accordance with FASB ASC Topic 718 as of the end of the respective fiscal year, other than fair values of equity awards that vest in the covered year, which are valued as of the applicable vesting date. The valuation methodologies applied do not materially differ from the valuation methodologies applied at the time of grant.

Non-PEO NEO Average Total Compensation Amount			$ 888,244	$ 855,118	$ 499,112
Non-PEO NEO Average Compensation Actually Paid Amount			$ 1,065,965	513,560	553,351
Adjustment to Non-PEO NEO Compensation Footnote	SEC rules require that certain adjustments be made to the total compensation set forth in the "Summary Compensation Table" in order to determine "compensation actually paid" for purposes of this Pay Versus Performance Disclosure. "Compensation actually paid" does not represent cash and/or equity value transferred to the applicable NEO, but rather is a value calculated under applicable SEC rules. The below table reflects the required adjustments to reconcile total compensation as set forth in the Summary Compensation Table to "compensation actually paid" for purposes of the Pay Versus Performance Disclosure.

	Mr. Rasmus 2023	Mr. Marken 2023	Non-PEO NEOs 2023
Summary Compensation Table Total	$1,011,039	$2,091,425	$888,244
Less stock award value reported in Summary Compensation Table for the covered year	(860,500)	(404,376)	(342,483)
Plus the year-end fair value of outstanding unvested awards granted in covered year	2,344,338	90,641	490,440
Plus (less) change in year-end fair value of outstanding and unvested awards granted in prior years	—	8,727	39,905
Fair value as of the vesting date of vested awards granted in the covered year	—	51,493	—
Plus (less) change in fair value of awards granted in prior years that vested in the covered year	—	(24,515)	(4,457)
Less the prior year-end fair value of awards forfeited during the covered year	—	(382,940)	(5,684)
Compensation Actually Paid	$2,494,877	$1,430,455	$1,065,965
Fair values of equity awards set forth in the table above are computed in accordance with FASB ASC Topic 718 as of the end of the respective fiscal year, other than fair values of equity awards that vest in the covered year, which are valued as of the applicable vesting date. The valuation methodologies applied do not materially differ from the valuation methodologies applied at the time of grant.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
(1) Mr. Rasmus’s 2023 Compensation actually paid is primarily comprised of increased fair value of unvested option and PSU awards driven by increases in Arq, Inc. common share prices from the grant date of July 17, 2023 to the end of our fiscal year. Arq, Inc.’s common stock closed at $1.59 on July 17, 2023, and $2.98 on December 31, 2023.

Total Shareholder Return Amount			$ 54.18	44.18	120.36
Net Income (Loss)			$ (12,249,000)	$ (8,917,000)	$ 60,401,000
Company Selected Measure Amount			(12,249,000)	(8,917,000)	60,401,000
Additional 402(v) Disclosure	TSR is calculated based on the value of an initial fixed $100 investment in the Company. Further, the TSR is cumulative for the measurement periods beginning on December 31, 2020 and ending on December 31 of each of 2021, 2022 and 2023, respectively, calculated in accordance with Item 201(e) of Regulation S-K.
(4)Reflects "Net Income (Loss)" as reported in the Company's Consolidated Statements of Operations included in the Company's Annual Reports on Form 10-K for each of the years ended December 31, 2023, 2022 and 2021.

Greg Marken [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 2,091,425	$ 1,675,074	$ 1,001,273
PEO Actually Paid Compensation Amount			1,430,455	951,708	1,155,131
PEO Name		Greg Marken
Robert Rasmus [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			1,011,039	0	0
PEO Actually Paid Compensation Amount			2,494,877	$ 0	$ 0
PEO Name	Robert Rasmus
PEO | Greg Marken [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(404,376)
PEO | Greg Marken [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			51,493
PEO | Greg Marken [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			8,727
PEO | Greg Marken [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			90,641
PEO | Greg Marken [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(24,515)
PEO | Greg Marken [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(382,940)
PEO | Robert Rasmus [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(860,500)
PEO | Robert Rasmus [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Robert Rasmus [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Robert Rasmus [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			2,344,338
PEO | Robert Rasmus [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Robert Rasmus [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(342,483)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			39,905
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			490,440
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(4,457)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ (5,684)